Report Of The Directors Financial Review Risk Report - Wholesale lending: commercial real estate loans and advances including loan commitments by level of collateral for key countries/territories (by stage) (Details) - Wholesale - Commercial real estate loans and advances including loan commitments - Loans and advances to customers and banks - USD ($)
$ in Millions
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 156,421	$ 163,217
ECL coverage	1.00%	0.80%
– UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 27,204	$ 30,483
ECL coverage	1.50%	2.00%
– Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 72,430	$ 73,596
ECL coverage	0.80%	0.10%
– stage 1 | Non-credit impaired
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 127,801	$ 132,768
Collateral value	$ 2,942	$ 3,486
ECL coverage	0.10%	0.10%
– stage 1 | Non-credit impaired | – UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 22,780	$ 22,721
Collateral value	$ 874	$ 912
ECL coverage	0.30%	0.40%
– stage 1 | Non-credit impaired | – Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 57,529	$ 63,577
Collateral value	$ 447	$ 594
ECL coverage	0.00%	0.00%
– stage 1 | Non-credit impaired | Not collateralised
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 50,603	$ 55,376
ECL coverage	0.10%	0.10%
– stage 1 | Non-credit impaired | Not collateralised | – UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 7,623	$ 7,205
ECL coverage	0.40%	0.60%
– stage 1 | Non-credit impaired | Not collateralised | – Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 23,864	$ 29,422
ECL coverage	0.00%	0.00%
– stage 1 | Non-credit impaired | Fully collateralised
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 71,769	$ 71,915
ECL coverage	0.10%	0.20%
– stage 1 | Non-credit impaired | Fully collateralised | – UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 13,139	$ 14,053
ECL coverage	0.20%	0.20%
– stage 1 | Non-credit impaired | Fully collateralised | – Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 32,951	$ 33,386
ECL coverage	0.00%	0.00%
– stage 1 | Non-credit impaired | Partially collateralised
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 5,429	$ 5,477
ECL coverage	0.10%	0.20%
– stage 1 | Non-credit impaired | Partially collateralised | – UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 2,018	$ 1,463
ECL coverage	0.10%	0.10%
– stage 1 | Non-credit impaired | Partially collateralised | – Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 714	$ 769
ECL coverage	0.00%	0.00%
– stage 1 | Non-credit impaired | – less than 50%
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 35,984	$ 36,408
ECL coverage	0.10%	0.10%
– stage 1 | Non-credit impaired | – less than 50% | – UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 4,142	$ 4,665
ECL coverage	0.20%	0.30%
– stage 1 | Non-credit impaired | – less than 50% | – Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 22,645	$ 22,361
ECL coverage	0.00%	0.00%
– stage 1 | Non-credit impaired | – 51% to 75%
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 26,390	$ 26,081
ECL coverage	0.10%	0.20%
– stage 1 | Non-credit impaired | – 51% to 75% | – UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 6,460	$ 7,031
ECL coverage	0.20%	0.20%
– stage 1 | Non-credit impaired | – 51% to 75% | – Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 8,082	$ 9,091
ECL coverage	0.00%	0.00%
– stage 1 | Non-credit impaired | – 76% to 90%
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 5,284	$ 5,098
ECL coverage	0.20%	0.30%
– stage 1 | Non-credit impaired | – 76% to 90% | – UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 1,859	$ 1,932
ECL coverage	0.20%	0.20%
– stage 1 | Non-credit impaired | – 76% to 90% | – Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 1,181	$ 1,093
ECL coverage	0.00%	0.00%
– stage 1 | Non-credit impaired | – 91% to 100%
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 4,111	$ 4,328
ECL coverage	0.10%	0.30%
– stage 1 | Non-credit impaired | – 91% to 100% | – UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 678	$ 425
ECL coverage	0.00%	0.50%
– stage 1 | Non-credit impaired | – 91% to 100% | – Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 1,043	$ 841
ECL coverage	0.10%	0.00%
Lifetime expected credit losses | Non-credit impaired
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 26,253	$ 28,353
Collateral value	$ 930	$ 517
ECL coverage	2.70%	1.10%
Lifetime expected credit losses | Non-credit impaired | – UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 3,467	$ 6,584
Collateral value	$ 223	$ 246
ECL coverage	1.30%	1.80%
Lifetime expected credit losses | Non-credit impaired | – Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 14,315	$ 9,999
Collateral value	$ 70	$ 147
ECL coverage	3.40%	0.50%
Lifetime expected credit losses | Non-credit impaired | Not collateralised
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 11,729	$ 8,710
ECL coverage	4.30%	1.30%
Lifetime expected credit losses | Non-credit impaired | Not collateralised | – UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 1,970	$ 3,337
ECL coverage	0.90%	2.20%
Lifetime expected credit losses | Non-credit impaired | Not collateralised | – Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 7,758	$ 1,084
ECL coverage	5.90%	0.10%
Lifetime expected credit losses | Non-credit impaired | Fully collateralised
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 12,741	$ 18,383
ECL coverage	1.10%	1.00%
Lifetime expected credit losses | Non-credit impaired | Fully collateralised | – UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 1,131	$ 2,534
ECL coverage	2.30%	1.60%
Lifetime expected credit losses | Non-credit impaired | Fully collateralised | – Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 6,385	$ 8,719
ECL coverage	0.40%	0.50%
Lifetime expected credit losses | Non-credit impaired | Partially collateralised
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 1,783	$ 1,260
ECL coverage	2.70%	1.00%
Lifetime expected credit losses | Non-credit impaired | Partially collateralised | – UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 366	$ 713
ECL coverage	0.30%	0.80%
Lifetime expected credit losses | Non-credit impaired | Partially collateralised | – Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 172	$ 196
ECL coverage	2.90%	1.00%
Lifetime expected credit losses | Non-credit impaired | – less than 50%
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 5,759	$ 8,544
ECL coverage	1.00%	0.80%
Lifetime expected credit losses | Non-credit impaired | – less than 50% | – UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 605	$ 1,132
ECL coverage	3.10%	1.50%
Lifetime expected credit losses | Non-credit impaired | – less than 50% | – Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 3,633	$ 5,359
ECL coverage	0.30%	0.40%
Lifetime expected credit losses | Non-credit impaired | – 51% to 75%
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 4,804	$ 8,097
ECL coverage	1.10%	1.10%
Lifetime expected credit losses | Non-credit impaired | – 51% to 75% | – UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 471	$ 1,020
ECL coverage	1.30%	2.00%
Lifetime expected credit losses | Non-credit impaired | – 51% to 75% | – Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 2,389	$ 2,955
ECL coverage	0.50%	0.80%
Lifetime expected credit losses | Non-credit impaired | – 76% to 90%
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 757	$ 849
ECL coverage	1.50%	1.10%
Lifetime expected credit losses | Non-credit impaired | – 76% to 90% | – UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 43	$ 350
ECL coverage	0.00%	0.90%
Lifetime expected credit losses | Non-credit impaired | – 76% to 90% | – Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 269	$ 319
ECL coverage	0.40%	0.30%
Lifetime expected credit losses | Non-credit impaired | – 91% to 100%
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 1,421	$ 893
ECL coverage	1.50%	1.00%
Lifetime expected credit losses | Non-credit impaired | – 91% to 100% | – UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 12	$ 32
ECL coverage	0.00%	3.10%
Lifetime expected credit losses | Non-credit impaired | – 91% to 100% | – Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 94	$ 86
ECL coverage	0.00%	0.00%
Lifetime expected credit losses | Credit impaired
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 2,269	$ 2,095
Collateral value	$ 149	$ 331
ECL coverage	32.00%	35.90%
Lifetime expected credit losses | Credit impaired | – UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 957	$ 1,178
Collateral value	$ 97	$ 120
ECL coverage	30.20%	34.70%
Lifetime expected credit losses | Credit impaired | – Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 488	$ 20
Collateral value	$ 0	$ 0
ECL coverage	21.10%	5.00%
Lifetime expected credit losses | Credit impaired | Not collateralised
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 828	$ 1,038
ECL coverage	40.90%	45.30%
Lifetime expected credit losses | Credit impaired | Not collateralised | – UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 407	$ 635
ECL coverage	42.00%	50.70%
Lifetime expected credit losses | Credit impaired | Not collateralised | – Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 198	$ 0
ECL coverage	35.90%	0.00%
Lifetime expected credit losses | Credit impaired | Fully collateralised
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 1,176	$ 583
ECL coverage	22.00%	11.50%
Lifetime expected credit losses | Credit impaired | Fully collateralised | – UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 346	$ 348
ECL coverage	5.20%	9.50%
Lifetime expected credit losses | Credit impaired | Fully collateralised | – Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 290	$ 20
ECL coverage	11.00%	5.00%
Lifetime expected credit losses | Credit impaired | Partially collateralised
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 265	$ 474
ECL coverage	47.90%	45.60%
Lifetime expected credit losses | Credit impaired | Partially collateralised | – UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 204	$ 195
ECL coverage	49.00%	27.70%
Lifetime expected credit losses | Credit impaired | Partially collateralised | – Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0	$ 0
ECL coverage	0.00%	0.00%
Lifetime expected credit losses | Credit impaired | – less than 50%
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 645	$ 177
ECL coverage	19.80%	13.60%
Lifetime expected credit losses | Credit impaired | – less than 50% | – UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 36	$ 56
ECL coverage	2.80%	5.40%
Lifetime expected credit losses | Credit impaired | – less than 50% | – Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 284	$ 11
ECL coverage	10.90%	0.00%
Lifetime expected credit losses | Credit impaired | – 51% to 75%
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 286	$ 161
ECL coverage	9.10%	15.50%
Lifetime expected credit losses | Credit impaired | – 51% to 75% | – UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 250	$ 128
ECL coverage	5.20%	12.50%
Lifetime expected credit losses | Credit impaired | – 51% to 75% | – Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0	$ 3
ECL coverage	0.00%	0.00%
Lifetime expected credit losses | Credit impaired | – 76% to 90%
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 62	$ 149
ECL coverage	14.50%	6.70%
Lifetime expected credit losses | Credit impaired | – 76% to 90% | – UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 11	$ 139
ECL coverage	0.00%	5.80%
Lifetime expected credit losses | Credit impaired | – 76% to 90% | – Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 2	$ 0
ECL coverage	0.00%	0.00%
Lifetime expected credit losses | Credit impaired | – 91% to 100%
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 183	$ 96
ECL coverage	52.50%	8.30%
Lifetime expected credit losses | Credit impaired | – 91% to 100% | – UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 49	$ 25
ECL coverage	8.20%	24.00%
Lifetime expected credit losses | Credit impaired | – 91% to 100% | – Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 4	$ 6
ECL coverage	25.00%	16.70%
Lifetime expected credit losses | – POCI
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 98	$ 1
Collateral value	$ 0	$ 0
ECL coverage	0.00%	0.00%
Lifetime expected credit losses | – POCI | – UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0	$ 0
Collateral value	$ 0	$ 0
ECL coverage	0.00%	0.00%
Lifetime expected credit losses | – POCI | – Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 98	$ 0
Collateral value	$ 0	$ 0
ECL coverage	0.00%	0.00%
Lifetime expected credit losses | – POCI | Not collateralised
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0	$ 0
ECL coverage	0.00%	0.00%
Lifetime expected credit losses | – POCI | Not collateralised | – UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0	$ 0
ECL coverage	0.00%	0.00%
Lifetime expected credit losses | – POCI | Not collateralised | – Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0	$ 0
ECL coverage	0.00%	0.00%
Lifetime expected credit losses | – POCI | Fully collateralised
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 98	$ 1
ECL coverage	0.00%	0.00%
Lifetime expected credit losses | – POCI | Fully collateralised | – UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0	$ 0
ECL coverage	0.00%	0.00%
Lifetime expected credit losses | – POCI | Fully collateralised | – Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 98	$ 0
ECL coverage	0.00%	0.00%
Lifetime expected credit losses | – POCI | Partially collateralised
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0	$ 0
ECL coverage	0.00%	0.00%
Lifetime expected credit losses | – POCI | Partially collateralised | – UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0	$ 0
ECL coverage	0.00%	0.00%
Lifetime expected credit losses | – POCI | Partially collateralised | – Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0	$ 0
ECL coverage	0.00%	0.00%
Lifetime expected credit losses | – POCI | – less than 50%
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 98	$ 1
ECL coverage	0.00%	0.00%
Lifetime expected credit losses | – POCI | – less than 50% | – UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0	$ 0
ECL coverage	0.00%	0.00%
Lifetime expected credit losses | – POCI | – less than 50% | – Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 98	$ 0
ECL coverage	0.00%	0.00%
Lifetime expected credit losses | – POCI | – 51% to 75%
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0	$ 0
ECL coverage	0.00%	0.00%
Lifetime expected credit losses | – POCI | – 51% to 75% | – UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0	$ 0
ECL coverage	0.00%	0.00%
Lifetime expected credit losses | – POCI | – 51% to 75% | – Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0	$ 0
ECL coverage	0.00%	0.00%
Lifetime expected credit losses | – POCI | – 76% to 90%
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0	$ 0
ECL coverage	0.00%	0.00%
Lifetime expected credit losses | – POCI | – 76% to 90% | – UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0	$ 0
ECL coverage	0.00%	0.00%
Lifetime expected credit losses | – POCI | – 76% to 90% | – Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0	$ 0
ECL coverage	0.00%	0.00%
Lifetime expected credit losses | – POCI | – 91% to 100%
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0	$ 0
ECL coverage	0.00%	0.00%
Lifetime expected credit losses | – POCI | – 91% to 100% | – UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0	$ 0
ECL coverage	0.00%	0.00%
Lifetime expected credit losses | – POCI | – 91% to 100% | – Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0	$ 0
ECL coverage	0.00%	0.00%